Income Taxes (Narrative) (Details) (USD $)						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Income Taxes [Line Items]
Deferred income tax assets included in other asset	$ 37,000	$ 150,000
Net operating loss carryforwards	28,400,000	31,000,000
Net operating losses expiration date						2032	2013
Unrecognized tax benefits	2,646,000	2,612,000	704,000	1,010,000	1,300,000
Accrued interest payable related to uncertain tax positions	306,000	252,000
Provision for taxes on undistributed earnings of domestic subsidiaries	35,100,000
Additional taxes if interest in all businesses is sold rather than to effect a tax-free liquidation	$ 12,900,000